Employee Retirement Plans (Contributions and Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 40.5	$ 49.8
Benefit payments on plans	58.5	55.8
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	0.5	1.3
Benefit payments on plans	$ 0.7	$ 1.6